19. Financial instruments (Details 1) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018
Loans and Receivables [Member] | Related Parties - Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 104	R$ 34
Loans and Receivables [Member] | Trade Receivables and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		924	695
Loans and Receivables [Member] | Others Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		51
Loans and Receivables [Member] | Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		7,954	4,369
Loans and Receivables [Member] | Financial Instruments - Fair Value Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		86	87
Loans and Receivables [Member] | Others Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2
Loans and Receivables [Member] | Trade Receivables With Credit Card Companies and Sales Vouchers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		377	123
Loans and Receivables [Member] | Others Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		19
Financial Liabilities - Amortized Cost [Member] | Related Parties - Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(215)	(145)
Financial Liabilities - Amortized Cost [Member] | Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(14,887)	(9,246)
Financial Liabilities - Amortized Cost [Member] | Financing for Purchase of Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(231)	(149)
Financial Liabilities - Amortized Cost [Member] | Debentures and Promissory Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(11,863)	(4,146)
Financial Liabilities - Amortized Cost [Member] | Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1,348)	(271)
Financial Liabilities - Amortized Cost [Member] | Lease [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(8,667)	(5,787)
Fair Value Through Profit or Loss [Member] | Borrowings and Financing (Hedge Accounting Underlying) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(944)	(956)
Fair Value Through Profit or Loss [Member] | Financial Instruments - Fair Value Hedge - Liabilities Side [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(39)
Fair Value Through Profit or Loss [Member] | Suppliers Financial Instruments - Fair Value Hedge - Liabilities Side [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(8)
Fair Value Through Profit or Loss [Member] | Disco Group Put Option [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	R$ (466)

[1]	See note 19.3.